TREASURY STOCK - Movements in treasury stock (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 IDR (Rp) shares	Dec. 31, 2016 IDR (Rp) shares
Number of shares
Beginning balance, Shares	1,737,779,800	1,737,779,800	2,601,779,800
Sale of treasury stock, Shares			(864,000,000)
Ending balance, Shares	1,737,779,800	1,737,779,800	1,737,779,800
Treasury stock, Percentage
Beginning balance, Percentage	1.72%	1.72%	2.58%
Sale of treasury stock, Percentage			(0.86%)
Ending balance, Percentage	1.72%	1.72%	1.72%
Treasury stock, Value
Beginning balance, Value | Rp		Rp 2,541	Rp 3,804
Sale of treasury stock, Value | Rp			(1,263)
Ending balance, Value	$ 187	Rp 2,541	Rp 2,541